CASH AND DUE FROM BANKS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and clearing	S/ 6,177,356	S/ 7,435,807
Interbank funds	19,809,406	14,732,709
Total cash and cash equivalents	25,974,042	22,160,803	S/ 23,212,197	S/ 16,633,196
Total cash	25,986,762	22,168,516
cash and deposits with banks [Member]
Cash and clearing	4,917,674	6,169,795
Deposits with Central Reserve Bank of Peru (BCRP)	18,367,651	13,206,885
Deposits with Central Bank of Bolivia	646,865	791,083
Deposits with foreign banks	1,408,117	1,219,006
Deposits with local banks	481,412	499,431
Interbank funds	137,722	253,970
Accrued interest	14,601	20,633
Total cash and cash equivalents	25,974,042	22,160,803
Restricted funds	12,720	7,713
Total cash	S/ 25,986,762	S/ 22,168,516